Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 226,539	$ 32,845	¥ 417,051	¥ 621,845
Related party transactions, service provided		194,129	28,146	177,594	162,045
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		143,848	20,856	136,613	63,558
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	226,539	32,845	417,051	621,845
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	191,751	27,801	176,880	156,420
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided		¥ 2,378	$ 345	¥ 714	¥ 5,625

[1]	The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.